DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 5: -	DERIVATIVE INSTRUMENTS

The Company enters into hedge transactions with a major financial institution, using derivative instruments, primarily forward contracts and options to purchase and sell foreign currencies, in order to reduce the net currency exposure associated with anticipated expenses (primarily salaries and related expenses that are designated as cash flow hedges), trade receivables and forecasted revenues denominated in currencies other than U.S. dollar.

The Company currently hedges such future exposures for a maximum period of two years. However, the Company may choose not to hedge certain foreign currency exchange exposures for a variety of reasons, including but not limited to immateriality, accounting considerations and the prohibitive economic cost of hedging particular exposures. There can be no assurance the hedges will offset more than a portion of the financial impact resulting from movements in foreign currency exchange rates.

The Company records all derivatives on the consolidated balance sheets at fair value in accordance with ASC No. 820 at Level 2. Cash flow hedges are recorded in other comprehensive income (loss) until the hedged item is recognized in earnings. The Company does not enter into derivative transactions for trading purposes. The net income (loss) recognized in "Financial income (expense), net" during the years ended December 31, 2023, 2022 and 2021 was $(42), $1,520 and $1,272, respectively.

The Company had a net unrealized gain (loss) associated with cash flow hedges of $ 482 and $(1,214) recorded in other comprehensive loss as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, the Company had outstanding hedge transactions in the net amount of $ 17,245 and $ 33,711, respectively.

The fair value of the outstanding foreign exchange contracts recorded by the Company on its consolidated balance sheets as of December 31, 2023 and 2022, as assets and liabilities are as follows:

Foreign exchange forward and		December 31,
options contracts	Balance sheet	2023	2022

Fair value of foreign exchange hedge transactions	Other receivables and prepaid expenses	$537	$12
Fair value of foreign exchange hedge transactions	Other payables and accrued expenses	(55)	(838)

Total derivatives designated as hedging instruments	Other Comprehensive profit (loss)	$482	$(1,214)

Gain or loss on the derivative instruments, which partially offset the foreign currency impact from the underlying exposures, reclassified from other comprehensive loss to cost of revenues for the years ended December 31, 2023, 2022 were $ (474) and $ (503), respectively. The amount reclassified from other comprehensive loss to Research and development expenses for the years ended December 31, 2023, 2022 were $ (1,196) and $ (1,955), respectively. The amount reclassified from other comprehensive loss to Sales and marketing expenses for the years ended December 31, 2023, 2022 were $ (540) and $ (1,210), respectively.

The amount reclassified from other comprehensive loss to General and administrative expenses for the years ended December 31, 2023, 2022 were $ (440) and $ (509), respectively.

Non-designated hedges:

The Company also uses foreign currency forward contracts to mitigate variability in gains and losses generated from the re-measurement of certain monetary assets and liabilities denominated in foreign currencies. These derivatives do not qualify for special hedge accounting treatment. These derivatives are carried at fair value with changes recorded in financial income, net. Changes in the fair value of these derivatives are largely offset by the re-measurement of the underlying assets and liabilities. The derivatives have maturities of up to twelve months.

As of December 31, 2023 and 2022, the Company’s outstanding non-hedge transactions were $ 12,459 and $ 11,949, respectively.

The fair value of the outstanding non-designated foreign exchange contracts recorded by the Company on its consolidated balance sheets as of December 31, 2023 and 2022, as assets and liabilities are as follows:

Foreign exchange forward and		December 31,
options contracts	Balance sheet	2023	2022

Fair value of foreign exchange non-designated hedge transactions	Other receivables and prepaid expenses	$113	$11
Fair value of foreign exchange non-designated hedge transactions	Other payables and accrued expenses	(51)	(63)

Total derivatives non-designated as hedging instruments		$62	$(52)